Average Annual Total Returns - 500 Index Fund	Member Shares 1 Year		Member Shares 5 Years		Member Shares 10 Years		Member Shares Return After Taxes on Distributions 1 Year		Member Shares Return After Taxes on Distributions 5 Years		Member Shares Return After Taxes on Distributions 10 Years		Member Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year		Member Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years		Member Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years		Reward Shares 1 Year	Reward Shares 5 Years	Reward Shares 10 Years	S&P 500® Index (reflects no deduction for fees, expenses, or taxes) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses, or taxes) 5 Years	S&P 500® Index (reflects no deduction for fees, expenses, or taxes) 10 Years	Victory US Large Cap 500 Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Victory US Large Cap 500 Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Victory US Large Cap 500 Index (reflects no deduction for fees, expenses, or taxes) 10 Years
Total	21.22%	[1]	15.53%	[1]	13.89%	[1]	20.17%	[1]	14.67%	[1]	13.17%	[1]	13.18%	[1]	12.34%	[1]	11.50%	[1]	21.35%	15.65%	14.01%	18.40%	15.22%	13.88%	21.56%	15.93%	14.14%

[1]	Excludes $10 account maintenance fee, which is waived for accounts of $10,000 or more.